Omeclamox®-Pak, RediTrex® and Vibativ® - Narrative (Details) - USD ($) shares in Thousands		1 Months Ended	12 Months Ended
	Oct. 29, 2013	Nov. 30, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2020
Business Acquisition [Line Items]
Payments for asset acquisitions			$ 2,300,000
Revenue from Contract with Customer, Excluding Assessed Tax			32,407,845	$ 28,803,961	$ 25,549,058
Other revenue, potential upfront payment related to product sales			4,800,000
Payments to acquire businesses			5,000,000	20,000,000	0
Amended International Agreement | Pernix Therapeutics
Business Acquisition [Line Items]
Other revenue, potential upfront payment related to product sales	$ 4,000,000.0		2,300,000
Omeclamox-Pak
Business Acquisition [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			800,000	600,000
Methotrexate
Business Acquisition [Line Items]
Payments to acquire businesses		$ 100,000
Liabilities incurred		$ 900,000
Stock issued during period, acquisitions			900,000	1,100,000
Methotrexate | Subsequent Event
Business Acquisition [Line Items]
Liability to be paid						$ 1,000,000.0
Omeclamox-Pak
Business Acquisition [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			$ 837,829	$ 623,297	$ 1,761,868
Restricted Stock | Methotrexate
Business Acquisition [Line Items]
Stock issued during period, acquisitions (in shares)		180